Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

10.	Property, plant and equipment, net

	2019		2018

Acquisition cost	Ps.	305,874	123,249
Accumulated depreciation		(98,524)	(80,277)

	Ps.	207,350	42,972

Acquisition cost:	January 1, 2018		Additions	Disposals	December 31, 2018

Molds	Ps.	29,155	8,360	-	37,515
Vehicles		40,349	306	(39,053)	1,602
Computers and equipment		47,628	12,042	(30)	59,640
Leasehold improvements		23,932	560	-	24,492

	Ps.	141,064	21,268	(39,083)	123,249

Accumulated depreciation:	January 1, 2018		Depreciation expense	Eliminated on disposals	December 31, 2018

Molds	Ps.	(21,119)	(1,844)	-	(22,963)
Vehicles		(21,214)	(3,162)	22,930	(1,446)
Computers and equipment		(26,499)	(10,014)	13	(36,500)
Leasehold improvements		(15,070)	(4,298)	-	(19,368)

	Ps.	(83,902)	(19,318)	22,943	(80,277)

Acquisition cost:	December 31, 2018		Additions	Disposals	December 31, 2019

Land	Ps.	-	47,124	-	47,124
Molds		37,515	3,754	-	41,269
Vehicles		1,602	-	-	1,602
Computers and equipment		59,640	7,183	-	66,823
Leasehold improvements		24,492	5,390	-	29,882
Construction in progress		-	119,174	-	119,174

	Ps.	123,249	182,625	-	305,874

Accumulated depreciation:	December 31, 2018		Depreciation expense	Eliminated on disposals	December 31, 2019

Molds	Ps.	(22,963)	(2,685)	-	(25,648)
Vehicles		(1,446)	(59)	-	(1,505)
Computers and equipment		(36,500)	(11,503)	-	(48,003)
Leasehold improvements		(19,368)	(4,000)	-	(23,368)

	Ps.	(80,277)	(18,247)	-	(98,524)

Depreciation expense is included in administrative expenses line in the combined statement of profit or loss and other comprehensive income.

No impairment losses have been determined.

In December 2018, the Group obtained a secured line of credit with Banco Nacional de México, S.A. (Banamex), for up to Ps. 400,000 to build the Group's new corporate headquarters and distribution center (Note 15). For the year ended December 31, 2019, the Group capitalized borrowing costs in the amount of Ps. 9,284 directly related to the distribution center.